Debt (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Summary of future principal repayments of all loans
2015	$ 1,932
2016	39,745	[1]
2017	23,198	[2]
2018	5,347
2019	323,672	[3]
Thereafter	229,944	[4]
Total principal	623,838
Unamortized debt premium	1,858
Total debt	$ 625,696		$ 489,778

[1]	Amount includes payment of the balances of the LTI and TransDigm property mortgage loans which mature in 2016. Principal repayments on both mortgage loans do not include the unamortized valuation premium of $0.2 million.
[2]	Amount includes payment of the balance of the Plainfield property mortgage loan which matures in 2017.
[3]	Amount includes payment of the balance of the TW Telecom Loan and the Unsecured Term Loan, both of which mature in 2019.
[4]	Amount includes payment of the balances of: •the Midland Mortgage Loan and Emporia Partners Mortgage Loan, both of which mature in 2023,•the Ace Hardware Mortgage Loan, which matures in 2024, and•the AIG Loan, which matures in 2029.